Cover	Feb. 11, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43123
Entity Registrant Name	Proem Acquisition Corp I
Entity Central Index Key	0002087446
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3860 W. Northwest Hwy
Entity Address, Address Line Two	Suite 470
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75220
City Area Code	214
Local Phone Number	706-9344
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one ordinary share and one-half of one redeemable warrant
Trading Symbol	PAACU
Security Exchange Name	NASDAQ
ordinary shares, par value $0.0001 per share
Title of 12(b) Security	ordinary shares, par value $0.0001 per share
Trading Symbol	PAAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one ordinary share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one ordinary share
Trading Symbol	PAACW
Security Exchange Name	NASDAQ